Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill
Schedule of changes in the carrying amount of goodwill

			Digital media	Innovation
	Core	Cloud	and	initiatives and
	commerce	computing	entertainment	others	Total

	(in millions of RMB)
Balance as of April 1, 2018	116,798	368	40,307	4,676	162,149
Additions (i)	80,760	1,118	20,165	575	102,618
Foreign currency translation adjustments	157	(25)	36	—	168
Balance as of March 31, 2019	197,715	1,461	60,508	5,251	264,935
Additions (i)	12,695	1,111	—	815	14,621
Deconsolidation of subsidiaries	(299)	(85)	—	—	(384)
Measurement period adjustments (ii)	(532)	—	(1,292)	—	(1,824)
Impairment	—	—	(576)	—	(576)
Foreign currency translation adjustments	(46)	23	33	—	10
Balance as of March 31, 2020	209,533	2,510	58,673	6,066	276,782

(i)	During the year ended March 31, 2019, additions under the core commerce segment and the digital media and entertainment segment were primarily related to the acquisitions of Koubei and Ele.me (Note 4(d)) and the acquisition of Alibaba Pictures (Note 4(c)), respectively.

During the year ended March 31, 2020, additions under the core commerce segment included the acquisition of Kaola (Note 4(b)).

(ii)	During the year ended March 31, 2020, measurement period adjustments under the digital media and entertainment segment were primarily related to the adjustments to the fair value of intangible assets and certain other net assets acquired from the acquisition of Alibaba Pictures (Note 4(c)).